Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current Assets
Cash	$ 54,364,065	$ 51,634,374
Restricted cash	4,450,848	714,245
Accounts receivable, net	15,259,069	11,253,459
Prepayments	12,781,320	25,407,080
Inventories, net	114,468,059	79,986,077
Other current assets	3,554,950	2,282,883
Total Current Assets	207,628,943	171,845,077
Non-current Assets
Restricted cash, non-current	13,375,915	6,511,407
Long-term prepaid expenses	6,783,773	6,834,162
Deposits for property and equipment	2,636,845	776,627
Property and equipment, net	213,379,252	220,648,149
Right of use assets	33,548,825	34,354,338
Deferred tax assets	418,117	178,107
Other non-current assets	505,856	285,954
Total Non-current Assets	270,648,583	269,588,744
Total Assets	478,277,526	441,433,821
Current Liabilities
Short-term bank borrowings	29,897,383	30,648,493
Accounts payable	48,203,058	52,376,724
Contract liabilities	48,718,679	27,592,381
Contract liabilities – related parties	84,704,620	80,348,303
Income tax payable	21,142,539	15,386,467
Other payable and accrued expenses	13,688,444	15,415,684
Lease liabilities, current	3,271,804	2,867,727
Long-term bank borrowings, current portion	1,361,334	5,471,119
Total Current Liabilities	304,727,207	295,704,397
Lease liabilities, non-current	33,758,680	34,474,040
Total Non-current Liabilities	33,758,680	34,474,040
Total Liabilities	338,485,887	330,178,437
Commitments and Contingencies (Note 16)
Shareholders’ Equity
Ordinary shares (par value $0.0001 per share, 500,000,000 shares authorized, 37,758,997 shares and 37,758,997 shares issued as of March 31, 2026 and December 31, 2025, and 37,758,997 shares and 36,712,040 shares outstanding as of March 31, 2026 and December 31, 2025, respectively)	3,776	3,671
Additional paid-in capital	28,934,762	28,779,967
Retained earnings	118,387,588	89,976,384
Accumulated other comprehensive loss	(7,534,487)	(7,504,638)
Total Shareholders’ Equity	139,791,639	111,255,384
Total Liabilities and Shareholders’ Equity	478,277,526	441,433,821
Related Party
Current Assets
Accounts receivable – related parties	2,678,368	494,695
Prepayments – a related party	72,264	72,264
Current Liabilities
Accounts payable – related parties	2,640,420	3,269,212
Due to related parties	$ 51,098,926	$ 62,328,287